PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Corporate Leaders
®
100 Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 8.3%
41,762  Alphabet, Inc. - Class
C
$ 13,005,940
1.0
529,470
AT&T, Inc.
14,830,455
1.1
438,310  Comcast Corp. - Class
A
13,570,078
1.0
19,726  Meta Platforms, Inc.
- Class A
12,785,999
1.0
140,077
(1)
Netflix, Inc.
13,481,010
1.0
64,457
T-Mobile US, Inc.
13,992,970
1.1
322,758  Verizon
Communications, Inc.
16,183,086
1.2
114,438
Walt Disney Co.
12,135,005
0.9
109,984,543
8.3
Consumer Discretionary : 8.9%
56,493
(1)
Amazon.com, Inc.
11,863,530
0.9
2,421
Booking Holdings, Inc.
10,263,466
0.8
159,557
General Motors Co.
12,558,731
0.9
37,928
Home Depot, Inc.
14,439,948
1.1
54,019
Lowe's Cos., Inc.
14,291,807
1.1
42,647
McDonald's Corp.
14,545,186
1.1
214,681
NIKE, Inc. - Class B
13,348,865
1.0
154,091
Starbucks Corp.
15,104,000
1.1
28,908
(1)
Tesla, Inc.
11,635,759
0.9
118,051,292
8.9
Consumer Staples : 11.6%
227,389
Altria Group, Inc.
15,698,937
1.2
187,474
Coca-Cola Co.
15,290,379
1.2
165,215
Colgate-Palmolive Co.
16,379,415
1.2
15,175  Costco Wholesale
Corp.
15,338,738
1.2
239,670  Mondelez International,
Inc. - Class A
14,758,879
1.1
91,124
PepsiCo, Inc.
15,467,388
1.2
81,113  Philip Morris
International, Inc.
15,154,342
1.1
91,192
Procter & Gamble Co.
15,247,302
1.1
134,829
Target Corp.
15,342,192
1.2
117,373
Walmart, Inc.
15,017,875
1.1
153,695,447
11.6
Energy : 3.7%
86,248
Chevron Corp.
16,107,677
1.2
139,600
ConocoPhillips
15,839,016
1.2
108,574
Exxon Mobil Corp.
16,557,535
1.3
48,504,228
3.7
Financials : 15.6%
35,181
American Express Co.
10,867,411
0.8
152,519  American International
Group, Inc.
12,276,254
0.9
237,631
Bank of America Corp.
11,841,153
0.9
112,403  Bank of New York
Mellon Corp.
13,387,197
1.0
26,080
(1)
Berkshire Hathaway,
Inc. - Class B
13,169,096
1.0
12,126
Blackrock, Inc.
12,892,727
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
53,845  Capital One Financial
Corp.
$ 10,534,236
0.8
130,644
Charles Schwab Corp.
12,437,309
0.9
112,076
Citigroup, Inc.
12,349,655
0.9
14,853  Goldman Sachs
Group, Inc.
12,767,193
1.0
40,618  JPMorgan Chase &
Co.
12,197,585
0.9
22,749  Mastercard, Inc.
- Class A
11,766,010
0.9
164,656
MetLife, Inc.
11,866,758
0.9
73,355
Morgan Stanley
12,214,341
0.9
241,876
US Bancorp
13,220,942
1.0
37,149
Visa, Inc. - Class A
11,892,881
0.9
139,289
Wells Fargo & Co.
11,345,089
0.9
207,025,837
15.6
Health Care : 15.4%
104,440
Abbott Laboratories
12,151,594
0.9
57,180
AbbVie, Inc.
13,270,334
1.0
39,966
Amgen, Inc.
15,513,203
1.2
242,323  Bristol-Myers Squibb
Co.
15,113,685
1.1
164,512
CVS Health Corp.
13,144,509
1.0
56,949
Danaher Corp.
11,995,737
0.9
12,166
Eli Lilly & Co.
12,798,510
1.0
106,644
Gilead Sciences, Inc.
15,884,624
1.2
22,940
(1)
Intuitive Surgical, Inc.
11,550,519
0.9
63,488
Johnson & Johnson
15,772,324
1.2
135,903
Medtronic PLC
13,272,287
1.0
123,858
Merck & Co., Inc.
15,336,098
1.1
525,657
Pfizer, Inc.
14,534,416
1.1
22,515  Thermo Fisher
Scientific, Inc.
11,732,792
0.9
39,548  UnitedHealth Group,
Inc.
11,598,242
0.9
203,668,874
15.4
Industrials : 16.0%
81,507
3M Co.
13,474,737
1.0
60,121
(1)
Boeing Co.
13,679,331
1.0
22,750
Caterpillar, Inc.
16,899,383
1.3
27,954
Deere & Co.
17,602,913
1.3
97,098
Emerson Electric Co.
14,637,524
1.1
45,134
FedEx Corp.
17,466,858
1.3
42,132
GE Aerospace
14,420,098
1.1
38,696  General Dynamics
Corp.
13,816,407
1.1
66,900  Honeywell
International, Inc.
16,296,171
1.2
26,918
Lockheed Martin Corp.
17,714,197
1.3
71,389  Raytheon Technologies
Corp.
14,464,839
1.1
159,964
(1)
Uber Technologies,
Inc.
12,064,485
0.9
56,365
Union Pacific Corp.
14,935,598
1.1
131,838  United Parcel Service,
Inc. - Class B
15,287,935
1.2
212,760,476
16.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Corporate Leaders
®
100 Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology : 12.5%
48,653  Accenture PLC - Class
A
$ 10,154,854
0.8
37,266
(1)
Adobe, Inc.
9,778,971
0.7
61,004
(1)
Advanced Micro
Devices, Inc.
12,213,611
0.9
48,104
Apple, Inc.
12,708,115
1.0
37,549
Broadcom, Inc.
11,998,783
0.9
169,698
Cisco Systems, Inc.
13,484,203
1.0
352,174
(1)
Intel Corp.
16,062,656
1.2
43,491  International Business
Machines Corp.
10,446,973
0.8
26,948
Microsoft Corp.
10,583,558
0.8
70,047
NVIDIA Corp.
12,411,628
0.9
66,611
Oracle Corp.
9,685,239
0.7
72,641
(1)
Palantir Technologies,
Inc. - Class A
9,965,619
0.8
75,649
Qualcomm, Inc.
10,769,392
0.8
74,885
Texas Instruments, Inc.
15,883,857
1.2
166,147,459
12.5
Materials : 1.2%
30,666
Linde PLC US
15,580,781
1.2
Real Estate : 2.1%
74,334
American Tower Corp.
14,261,721
1.0
70,313  Simon Property Group,
Inc.
14,333,305
1.1
28,595,026
2.1
Utilities : 3.4%
111,628
Duke Energy Corp.
14,606,524
1.1
163,123
NextEra Energy, Inc.
15,296,043
1.2
150,010
Southern Co.
14,607,974
1.1
44,510,541
3.4
Total Common Stock
(Cost $711,088,533)
1,308,524,504
98.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.1%
Mutual Funds : 1.1%
14,016,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
(Cost $14,016,000) $ 14,016,000 1.1
Total Short-Term
Investments
(Cost $14,016,000)
$ 14,016,000
1.1
Total Investments in
Securities
(Cost $725,104,533) $ 1,322,540,504 99.8
Assets in Excess of
Other Liabilities 2,769,241 0.2
Net Assets $ 1,325,309,745 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of February 28, 2026.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya Corporate Leaders
®
100 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock* $ 1,308,524,504 $ — $ — $ 1,308,524,504
Short-Term Investments 14,016,000 — — 14,016,000
Total Investments, at fair value $ 1,322,540,504 $ — $ — $ 1,322,540,504
Liabilities Table
Other Financial Instruments+
Futures $ (43,883) $ — $ — $ (43,883)
Total Liabilities $ (43,883) $ — $ — $ (43,883)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At February 28, 2026, the following futures contracts were outstanding for Voya Corporate Leaders
®
100 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 44 03/20/26 $ 15,155,800 $ (43,883)
$ 15,155,800 $ (43,883)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 611,292,169
Gross Unrealized Depreciation (13,856,198)
Net Unrealized Appreciation $ 597,435,971